Schedule of Components of Debt (Details) (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Term Loan [Member]
Line of Credit Facility [Line Items]
Interest at fixed rate	10.00%	10.00%
Line of Credit [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable interest rate		250	375
Floor interest rate		5.50%	3.75%
Line of Credit [Member] | Federal Funds Rate [Member]
Line of Credit Facility [Line Items]
Basis spread on variable interest rate	250
Floor interest rate	5.50%